Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Cost:
Servers, computer and network equipment	140	140
Buildings and improvements	2,703	2,703
Machinery and facility equipment	7,244	7,244
Mining equipment	130,823	134,569
Total cost	140,910	144,656

Less: accumulated depreciation
- Servers, computers and network equipment	(140)	(137)
- Buildings and improvements	(134)	(92)
- Machinery and facility equipment	(3,933)	(2,468)
- Mining equipment	(79,804)	(79,954)
Total accumulated depreciation	(84,011)	(82,651)

Less: accumulated impairment loss	(38,704)	(41,333)

Property and equipment, net	18,195	20,672

The reduction in the balance of mining equipment cost as of June 30, 2026, compared to December 31, 2025, was primarily attributable to the sale and write-off of certain mining equipment in the period.